Employees- Summary of Average Monthly Persons Employed By Group (Detail) - Number	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
By activity
Average number of employees	45	39	46
Administrative [member]
By activity
Average number of employees	26	22	28
Research and development [member]
By activity
Average number of employees	19	17	18